Employee benefit plans - Information about fair value of plan assets (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		¥ 219,462		¥ 231,461		¥ 234,747
Level 1 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		21,704		20,469
Level 1 [Member] | Private equity and pooled investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[1]
Level 1 [Member] | Japanese government securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		21,704		20,469
Level 1 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[2],[3]
Level 1 [Member] | Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 1 [Member] | Other assets [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 2 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		120,003		127,471
Level 2 [Member] | Private equity and pooled investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[1]	1,718		740
Level 2 [Member] | Japanese government securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 2 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[2],[3]	19,918		19,842
Level 2 [Member] | Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		74,033		73,314
Level 2 [Member] | Other assets [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		24,334		33,575
Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		49,406		56,656		69,719
Level 3 [Member] | Private equity and pooled investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		23,078	[1]	29,081	[1]	33,384
Level 3 [Member] | Japanese government securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 3 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		26,328	[2],[3]	27,575	[2],[3]	¥ 36,335
Level 3 [Member] | Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 3 [Member] | Other assets [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Fair value [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		191,113		204,596
Fair value [Member] | Private equity and pooled investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[1]	24,796		29,821
Fair value [Member] | Japanese government securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		21,704		20,469
Fair value [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[2],[3]	46,246		47,417
Fair value [Member] | Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		74,033		73,314
Fair value [Member] | Other assets [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		¥ 24,334		¥ 33,575

[1]	Includes corporate type equity investments.
[2]	Certain assets that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2022 and 2023, the fair values of these assets were ¥26,865 million and ¥28,349 million, respectively.
[3]	Includes primarily debt investment funds. Hedge funds and real estate funds are also included.